Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Tax Status [Line Items]
Tax Status	TAX STATUS

The Internal Revenue Service has determined and informed the Company by a letter dated August 24, 2017 that the Plan and related trust are designed in accordance with applicable sections of the Internal Revenue Code.  The Plan has been amended since receiving the determination letter, and the Company believes that the amended Plan is currently designed and being operated in compliance with the applicable sections of the Internal Revenue Code.  Therefore, no provision for income taxes has been included in the Plan’s financial statements.  At December 31, 2025 and 2024, the Plan had no uncertain tax positions.